EARNINGS PER SHARE Earnings Per Share (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Nov. 15, 2010 Note	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Weighted-Average Diluted Shares Outstanding
Weighted average common shares outstanding - basic		30,233,000	30,214,000	26,597,000	23,609,000	23,592,000	23,569,000	23,491,000	23,428,000	27,677,000	23,521,000	19,674,000
Weighted Average Number of Shares Outstanding - Diluted		30,233,000	30,214,000	26,728,000	23,889,000	23,592,000	23,783,000	23,723,000	23,428,000	27,677,000	23,871,000	19,821,000
Anti-dilutive Effect
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										820,000	251,000	214,000
Convertible Senior Note Due 2016
Convertible Senior Note	115,000
3.25% Convertible Note, Number of Shares Convertible	2,700,000
Restricted Stock [Member]
Reconciliation of Weighted-Average Diluted Shares Outstanding
Incremental Common Shares Attributable to Share-based Payment Arrangements										0	307,000	119,000
Anti-dilutive Effect
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										694,000	220,000	204,000
Stock Appreciation Rights [Member]
Reconciliation of Weighted-Average Diluted Shares Outstanding
Incremental Common Shares Attributable to Share-based Payment Arrangements										0	40,000	21,000
Anti-dilutive Effect
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										116,000	22,000	0
Stock Options [Member]
Anti-dilutive Effect
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										7,000	9,000	10,000
Non employee director deferred compensation [Member]
Reconciliation of Weighted-Average Diluted Shares Outstanding
Incremental Common Shares Attributable to Share-based Payment Arrangements										0	3,000	7,000
3.25% Convertible Senior Notes due 2016 [Member]
Convertible Senior Note Due 2016
Convertible Senior Note Principal Amount ($ per Note)	$ 1,000
3.25% Convertible Note, Conversion Price	$ 42.40
Non employee director deferred compensation [Member]
Anti-dilutive Effect
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										3,000	0	0